Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Nov. 29, 2021 USD ($) $ / shares shares	Sep. 08, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($) $ / shares shares	Jun. 15, 2017 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 18, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)						97,809,441	97,809,441	94,813,122	94,813,122
Total number of shares issued (in shares)	2,691,000	3,092,783		4,528,302
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 17.15
Proceeds from issue of ordinary shares	$ 46,151	$ 48,625	$ 43,134	$ 60
Shares issued, share issue costs, commission | $	2,301
Shares issued, share issue costs, legal and filing | $	608
Proceeds from issue of ordinary shares, net of share issue costs | $	$ 43,242					$ 43,242		$ 89,164
Issue of equity, price per share (in CAD per share) | $ / shares				$ 13.25
Issued capital | $		$ 50,000				$ 543,927	$ 543,927	$ 496,604	$ 496,604
Issue of equity, average price per share (in dollars per share) | $ / shares		$ 16.17
Number of share options exercised for cash in share-based payment arrangement						75,066		418,294
Proceeds from exercise of options | $						$ 985		$ 3,337
Number of share options exercised in share-based payment arrangement, cashless						54,274		365,483
Shares issued in lieu of exercise of stock options (in shares)						25,089		139,273
Number of share options cancelled during the period (in shares)						29,185		226,210
Shares issued in lieu of payment (in shares)						5,223		8,241
Mineral property option payment settled by share issuance | $						$ 100		$ 100
Stock options issuance limitations, maximum percentage of allowed issuable common shares					5.00%
Option life, share options granted						3		3
Number of share options outstanding in share-based payment arrangement at end of period						988,727	988,727	1,018,067	1,018,067		1,229,341
Number of share options granted in share-based payment arrangement						100,000		572,503
Weighted average fair value at measurement date, share options granted | $						$ 686	$ 686	$ 2,546	$ 2,546
Weighted average share price, share options granted (in dollars per share) | $ / shares						$ 6.86		$ 4.45
Options vesting, percent, tranche one						0.33%
Options vesting, period, tranche one (Month)						12 months
Options vesting, period, tranche two (Month)						24 months
Options vesting, period, tranche three (Month)						36 months
Number of share options exercised in share-based payment arrangement						129,340		783,777
Weighted average market share price of share options exercised In share based payment arrangement (in CAD per share) | $ / shares							$ 22.35		$ 21.79
Expense from share-based payment transactions with employees and consultants | $						$ 1,564		$ 1,069
Expense arising from exploration for and evaluation of mineral resources | $						49		15
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares					1.50%
Life of restricted share units and performance share units (Year)					5 years
Number of common shares issuable from a restricted share unit (in shares)					1
Expense from share-based payment transactions with employees | $						$ 4,256		$ 3,122
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares										1.00%
Number of other equity instruments available for settlement in share-based payment arrangement (in shares)						86,295	86,295
Common shares issuable under share-based compensation arrangements (in shares)						1,722,974	1,722,974	1,882,225	1,882,225
Percentage of common shares issuable and common shares issued and outstanding						1.76%	1.76%	1.99%	1.99%
Number of share based awards available for grant (in shares)						4,145,592	4,145,592	3,806,562	3,806,562
Options vesting, percent, tranche two								0.33%
Options vesting, percent, tranche three								0.33%
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period						988,727	988,727
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						31,620		3,334
Number of other equity instruments granted in share-based payment arrangement						10,000		39,063
Weighted average remaining contractual life of other equity instruments granted in share-based payment arrangement (Year)						5 years
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in dollars per share) | $ / shares						$ 18.44		$ 11.26
Number of other equity instruments outstanding in share-based payment arrangement at end of period						24,109	24,109	45,729	45,729
Number of other equity instruments vested and convertible in share-based payment arrangement (in shares)						10,776	10,776	0	0
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						8,511		17,048
Number of other equity instruments granted in share-based payment arrangement						0		146,755
Number of other equity instruments outstanding in share-based payment arrangement at end of period						240,765	240,765	249,276	249,276
Number of other equity instruments vested and convertible in share-based payment arrangement (in shares)						6,346	6,346	14,857	14,857
Number of other equity instruments outstanding with vesting conditions subject to a market share price performance factor (in shares)						87,664	87,664	87,664	87,664
Number of other equity instruments exercisable in share-based payment arrangement						48,918	48,918
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						159,810		60,000
Number of other equity instruments granted in share-based payment arrangement						54,213		64,757
Number of other equity instruments outstanding in share-based payment arrangement at end of period						469,373	469,373	569,153	569,153
Expense from share-based payment transactions with employees | $						$ 1,208		$ 867
Number of instruments other equity instruments granted in lieu of director fees (in shares)						5,818		10,482
Number of common shares issued under the deferred share unit plan prior to termination date (in shares)						0	0
Stock option awards [member]
Statement Line Items [Line Items]
Option life, share options granted						5
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees | $						$ 1,533		$ 1,201
Top of range [member]
Statement Line Items [Line Items]
Issue of equity, at-the-market equity program, shares authorized (in shares)		50,000,000
Option life, share options granted					5
Performance share unit payout, percentage						200.00%
Performance share unit payout, units (in shares)						175,328
Top of range [member] | Performance share units [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage						150.00%
Performance share unit payout, units (in shares)						73,377
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage						0.00%
Performance share unit payout, units (in shares)						0
Bottom of range [member] | Performance share units [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage						50.00%
Performance share unit payout, units (in shares)						24,459